Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies Tables [Abstract]
Property and equipment useful life [Table Text Block]
Buildings	20 to 40 years
Leasehold Improvements	Shorter of lease term or useful life
Equipment and other (including capital leases)	3 to 20 years

Reconciliation from basic to diluted shares [Table Text Block]
Year Ended December 31,	2013	2012	2011
(in millions)
Weighted average shares for basic EPS	608	642	664
Dilutive effect of shares issuable under
stock-based compensation plans	16	17	17
Weighted average shares for diluted EPS	624	659	681

Accumulated Other Comprehensive Income [Table Text Block]
	Continuing Operations			Discontinued Operations
		Net Actuarial			Accumulated
	Cumulative	Gain (Loss)	Unrealized	Other	Other
	Translation	and Prior	Gain on	Comprehensive	Comprehensive
	Adjustments	Service Cost	Securities	Income (Loss) (b)	Income (Loss)
At December 31, 2010	$197	$(658)	$2	$173	$(286)
Other comprehensive income (loss)	17	(142)	—	(28)	(153)
At December 31, 2011	214	(800)	2	145	(439)
Other comprehensive income (loss)	20	(136)	—	(14)	(130)
At December 31, 2012	234	(936)	2	131	(569)
Other comprehensive income (loss)
before reclassifications	8	163	1	(14)	158
Reclassifications to net earnings	—	44 (a)	—	(178) (c)	(134)
Other comprehensive income (loss)	8	207	1	(192)	24
At December 31, 2013	$242	$(729)	$3	$(61)	$(545)

Stock-based compensation [Table Text Block]
Year Ended December 31,	2013	2012	2011
RSUs and PSUs	$129	$105	$94
Stock options and equivalents	93	42	40
Stock-based compensation expense, before income taxes	222	147	134
Related tax benefit	(86)	(57)	(52)
Stock-based compensation expense, net of tax benefit	$136	$90	$82